UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Palmer Square Income Plus Fund
Class I/PSYPX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class I/PSYPX)	$38	0.74%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$949,094,137
Total number of portfolio holdings	400
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bill, 0.000%, 2/20/2025	2.0%
United States Treasury Note, 4.000%, 1/31/2029	2.0%
United States Treasury Note, 3.500%, 1/31/2028	2.0%
United States Treasury Bill, 0.000%, 2/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/13/2025	1.5%
United States Treasury Bill, 0.000%, 2/13/2025	1.0%
United States Treasury Bill, 0.000%, 1/7/2025	1.0%
United States Treasury Bill, 0.000%, 1/23/2025	1.0%
United States Treasury Bill, 0.000%, 4/17/2025	1.0%
Asset Allocation
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Income Plus Fund
Class T/PSTPX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class T/PSTPX)	$34	0.66%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$949,094,137
Total number of portfolio holdings	400
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bill, 0.000%, 2/20/2025	2.0%
United States Treasury Note, 4.000%, 1/31/2029	2.0%
United States Treasury Note, 3.500%, 1/31/2028	2.0%
United States Treasury Bill, 0.000%, 2/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/13/2025	1.5%
United States Treasury Bill, 0.000%, 2/13/2025	1.0%
United States Treasury Bill, 0.000%, 1/7/2025	1.0%
United States Treasury Bill, 0.000%, 1/23/2025	1.0%
United States Treasury Bill, 0.000%, 4/17/2025	1.0%
Asset Allocation
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Ultra-Short Duration Investment Grade Fund
PSDSX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	$26	0.51%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,892,830
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
Voya CLO Ltd., Series 2018-3A, Class A1R2, 5.856%, 10/15/2031	3.4%
Flatiron CLO Ltd., Series 2019-1A, Class AR, 5.827%, 11/16/2034	3.3%
United States Treasury Bill, 0.000%, 2/20/2025	2.6%
United States Treasury Bill, 0.000%, 3/20/2025	2.6%
Allegro CLO VII Ltd., Series 2018-1A, Class AR, 5.786%, 6/13/2031	2.3%
LCM LP, Series 18A, Class BR, 6.479%, 4/20/2031	2.3%
OCP CLO Ltd., Series 2014-6A, Class BR2, 6.547%, 10/17/2030	2.2%
OZLM Ltd., Series 2014-6A, Class B1T, 6.386%, 4/17/2031	2.2%
Dryden Senior Loan Fund, Series 2013-26A, Class BR, 6.368%, 4/15/2029	2.2%
OZLM Ltd., Series 2017-17A, Class A2AR, 6.117%, 7/20/2030	2.2%
Asset Allocation
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx.  You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Palmer Square Income Plus Fund

Class I (Ticker: PSYPX)

Class T (Ticker: PSTPX)

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square Income Plus Fund	1
Palmer Square Ultra-Short Duration Investment Grade Fund	26
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	40
Notes to Financial Statements	43
Item 8. Changes in and Disagreements with Accountants	59
Item 9. Proxy Disclosures	59
Item 10. Remuneration Paid to Directors, Officers, and Others	59
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BANK LOANS — 5.9%
902,632	AAdvantage Loyalty IP Ltd. 10.294% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	$928,172
1,771,588	Ali Group North America Corp. 6.687% (1-Month Term SOFR+200 basis points), 7/23/2029[2,3,4]	1,778,727
1,500,000	Amentum Holdings, Inc. 6.823% (1-Month Term SOFR+225 basis points), 9/29/2031[2,3,4]	1,496,558
1,669,175	Astoria Energy LLC 0.100% (1-Month Term SOFR+350 basis points), 12/10/2027[2,3,4]	1,684,439
1,736,573	CCC Intelligent Solutions, Inc. 6.937% (1-Month Term SOFR+225 basis points), 9/21/2028[2,3,4]	1,746,341
890,651	Centuri Group, Inc. 7.187% (1-Month Term SOFR+250 basis points), 8/28/2028[2,3,4]	896,057
992,167	Charter Communications Operating LLC 6.781% (1-Month Term SOFR+225 basis points), 12/15/2031[2,3,4]	991,200
1,469,658	Coherent Corp. 7.073% (1-Month Term SOFR+250 basis points), 7/2/2029[2,3,4]	1,475,779
1,979,709	Corpay Technologies Operating Co. LLC 6.323% (1-Month Term SOFR+175 basis points), 4/28/2028[2,3,4]	1,980,055
1,362,931	EFS Cogen Holdings I LLC 8.460% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,371,450
2,343,111	Elanco Animal Health, Inc. 6.403% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	2,343,017
1,176,733	Entain Holdings Gibraltar Ltd. 7.909% (6-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	1,181,634
1,683,000	Flutter Entertainment PLC 6.116% (1-Month Term SOFR+175 basis points), 11/25/2030[2,3,4,5]	1,681,426
1,484,496	Froneri US, Inc. 6.573% (1-Month Term SOFR+200 basis points), 9/29/2031[2,3,4]	1,487,680
997,500	GFL Environmental, Inc. 6.610% (3-Month Term SOFR+200 basis points), 7/3/2031[2,3,4,5]	1,000,617
1,223,307	Go Daddy Operating Co. LLC 6.147% (1-Month Term SOFR+175 basis points), 11/13/2029[2,3,4]	1,224,836
1,974,538	Hudson River Trading LLC 7.483% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	1,983,799
1,371,879	Iridium Satellite LLC 6.823% (1-Month Term SOFR+225 basis points), 9/20/2030[2,3,4]	1,368,449
1,485,000	Iron Mountain Information Management LLC 6.573% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	1,486,856
1,994,805	Jane Street Group LLC 2.250% (1-Month Term SOFR+200 basis points), 12/15/2031[2,3,4]	1,990,726
1,246,867	Janus International Group LLC 7.073% (1-Month Term SOFR+250 basis points), 8/5/2030[2,3,4]	1,253,881
1,500,000	John Bean Technologies Corp. 2.250% (1-Month Term SOFR+225 basis points), 10/9/2031[2,3,4]	1,511,250

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BANK LOANS (Continued)
1,246,875	Kestrel Acquisition LLC 8.032% (1-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	$1,256,850
1,492,500	Medline Borrower LP 6.607% (1-Month Term SOFR+225 basis points), 10/23/2028[2,3,4]	1,516,761
1,815,875	MITER Brands Acquisition Holdco, Inc. 7.573% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3,4]	1,836,685
1,496,241	PCI Gaming Authority 0.000% (1-Month Term SOFR+250 basis points), 5/29/2026[2,3,4]	1,495,717
1,350,000	Pike Corp. 7.687% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,362,501
1,750,000	Ryan Specialty LLC 6.607% (1-Month Term SOFR+225 basis points), 9/15/2031[2,3,4]	1,758,750
1,969,370	SBA Senior Finance II LLC 6.110% (1-Month Term SOFR+200 basis points), 1/27/2031[2,3,4]	1,971,497
570,677	Smyrna Ready Mix Concrete LLC 8.073% (1-Month Term SOFR+350 basis points), 4/2/2029[2,3,4]	578,524
1,689,962	SS&C Technologies, Inc. 6.573% (1-Month Term SOFR+200 basis points), 5/9/2031[2,3,4]	1,696,299
1,945,125	Thunder Generation Funding LLC 7.610% (3-Month Term SOFR+300 basis points), 10/3/2031[2,3,4]	1,960,316
2,475,000	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	2,483,440
746,250	Vistra Zero Operating Co LLC 7.323% (1-Month Term SOFR+275 basis points), 4/30/2031[2,3,4]	748,970
1,232,924	WhiteWater DBR HoldCo LLC 7.354% (3-Month Term SOFR+275 basis points), 3/3/2031[2,3,4]	1,241,783
1,996,399	WMG Acquisition Corp. 6.335% (1-Month Term SOFR+175 basis points), 1/24/2031[2,3,4]	1,996,898
1,496,250	Zegona Finance LLC 0.000% (1-Month Term SOFR+425 basis points), 7/16/2029[2,3,4]	1,509,342
	TOTAL BANK LOANS
	(Cost $55,997,701)	56,277,282
	BONDS — 89.9%
	ASSET-BACKED SECURITIES — 49.6%
6,500,000	522 Funding CLO Ltd. Series 2019-5A, Class AR, 5.986% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,6]	6,511,290
1,500,000	Series 2019-5A, Class ER, 11.416% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,6]	1,485,090
1,750,000	AIMCO CLO Ltd. Series 2017-AA, Class AR, 5.929% (3-Month Term SOFR+131.16 basis points), 4/20/2034[3,4,6]	1,753,384

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2024-22A, Class E, 11.117% (3-Month Term SOFR+650 basis points), 4/19/2037[3,4,6]	$1,278,592
1,000,000	Series 2019-10A, Class ARR, 6.042% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,6]	1,002,713
1,091,830	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	1,093,371
7,113,000	American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 5/15/2027[3]	7,082,201
5,250,000	Series 2022-3, Class A, 3.750%, 8/15/2027[3]	5,226,790
3,250,000	Anchorage Capital CLO Ltd. Series 2018-10A, Class BR, 6.356% (3-Month Term SOFR+170 basis points), 10/15/2031[3,4,6]	3,260,036
1,500,000	Series 2018-10A, Class CR, 6.706% (3-Month Term SOFR+205 basis points), 10/15/2031[3,4,6]	1,503,901
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,6]	1,826,108
1,500,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,6]	1,506,300
2,500,000	Apidos CLO Series 2017-28A, Class C, 7.379% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,6]	2,508,760
1,578,000	Series 2013-15A, Class ERR, 10.579% (3-Month Term SOFR+596.16 basis points), 4/20/2031[3,4,6]	1,585,914
1,500,000	Series XXXA, Class CR, 7.632% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,6]	1,506,627
1,000,000	Series 2023-45A, Class E, 13.017% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,6]	1,022,815
4,000,000	Ares CLO Ltd. Series 2015-2A, Class AR3, 5.967% (3-Month Term SOFR+132 basis points), 4/17/2033[3,4,6]	4,008,000
5,829,000	BA Credit Card Trust Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	5,860,249
4,320,000	Series 2023-A1, Class A1, 4.790%, 5/15/2028[3]	4,340,874
1,500,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 7.567% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,6]	1,507,529
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 11.668% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,6]	1,261,726

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,614,219	Barings CLO Ltd. Series 2015-IA, Class AR, 5.869% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,6]	$1,617,881
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.736% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,631,458
2,000,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 8.346% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,6]	1,941,138
46,697	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 5.251%, 7/25/2034[3,7]	42,969
1,750,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class CR, 7.629% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,6]	1,753,974
1,850,000	Series 2019-18A, Class A1R, 6.088% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,6]	1,852,632
750,000	Series 2020-21A, Class ER, 11.618% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,6]	754,751
1,000,000	Series 2019-18A, Class ER, 11.668% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,6]	1,009,508
1,000,000	Series 2021-24A, Class E, 11.489% (3-Month Term SOFR+687.16 basis points), 10/20/2034[3,4,6]	1,006,365
1,000,000	Series 2019-17A, Class D1R2, 7.806% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,6]	999,899
2,000,000	Series 2022-28A, Class AR, 5.912% (3-Month Term SOFR+135 basis points), 10/20/2037[3,4,6]	2,008,999
1,750,000	Series 2022-27A, Class D1R, 7.767% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,6]	1,780,618
2,000,000	BlueMountain CLO Ltd. Series 2015-3A, Class A2R, 6.379% (3-Month Term SOFR+176.16 basis points), 4/20/2031[3,4,6]	2,005,219
1,750,000	Series 2020-29A, Class D2R, 9.137% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,6]	1,756,982
825,754	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	831,329
450,000	BofA Auto Trust Series 2024-1A, Class A3, 5.350%, 11/15/2028[3,6]	455,786
1,000,000	Bryant Park Funding Ltd. Series 2024-23A, Class E, 11.253% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,6]	1,017,061
3,925,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	3,940,449

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,204,128	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	$4,182,321
1,500,000	Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class BR2, 7.118% (3-Month Term SOFR+246.16 basis points), 1/14/2032[3,4,6]	1,505,016
2,000,000	Series 2012-4A, Class DR3, 8.132% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,6]	2,005,103
1,780,000	CarMax Auto Owner Trust Series 2024-4, Class A2A, 4.670%, 12/15/2027[3]	1,783,286
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 7.018% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,6]	2,008,531
1,000,000	Series 2017-4A, Class D, 7.518% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,6]	1,003,679
2,000,000	Cedar Funding CLO Ltd. Series 2018-7A, Class DR, 7.367% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,6]	2,006,208
2,500,000	Series 2014-4A, Class AR3, 7.367% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,6]	2,499,997
1,000,000	Series 2014-4A, Class DR3, 7.367% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,6]	999,997
2,500,000	Series 2024-19A, Class A1, 12.677% (3-Month Term SOFR+133 basis points), 1/23/2038[3,4,6,8]	2,500,000
1,025,000	Chase Auto Owner Trust Series 2024-5A, Class A2, 4.400%, 11/26/2027[3,6]	1,023,978
4,825,000	Chase Issuance Trust Series 2022-A1, Class A, 3.970%, 9/15/2027[3]	4,810,588
2,800,000	CIFC European Funding CLO Series 3X, Class D, 6.784% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,914,940
432,004	CIFC Funding Ltd. Series 2015-3A, Class AR, 5.749% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,6]	432,449
2,920,620	Series 2013-3RA, Class A1, 5.876% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,6]	2,925,906
1,000,000	Series 2018-4A, Class C, 7.859% (3-Month Term SOFR+321.16 basis points), 10/17/2031[3,4,6]	1,003,714
1,000,000	Series 2018-4A, Class D, 10.809% (3-Month Term SOFR+616.16 basis points), 10/17/2031[3,4,6]	1,007,750
3,900,000	Series 2019-1A, Class A1R2, 5.977% (3-Month Term SOFR+136 basis points), 10/20/2037[3,4,6]	3,901,984

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2018-2A, Class D1R, 7.701% (3-Month Term SOFR+305 basis points), 10/20/2037[3,4,6]	$1,273,975
4,975,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	5,008,790
2,061,374	Citizens Auto Receivables Trust Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,6]	2,066,900
4,500,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,6]	4,531,905
4,823,286	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,6,7]	4,012,989
4,832,738	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,6,7]	4,327,079
1,500,000	Creeksource Dunes Creek Clo Ltd. Series 2024-1A, Class A1, 5.744% (3-Month Term SOFR+141 basis points), 1/15/2038[3,4,6]	1,500,000
1,250,000	Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,6]	1,250,000
800,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 8.609% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,6]	803,949
750,000	Series 2016-1A, Class DR, 8.238% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,6]	752,293
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 6.422% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,337,953
4,249,219	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	4,266,500
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 7.668% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,6]	600,000
1,424,923	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.838% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,6]	1,427,148
4,295,000	Discover Card Execution Note Trust Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	4,286,925
754,439	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,6]	755,136
2,226,011	Dryden CLO Ltd. Series 2018-57A, Class A, 5.795% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,6]	2,226,011
1,000,000	Series 2018-57A, Class D, 7.335% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,6]	1,000,000
5,500,000	Series 2019-80A, Class AR, 5.897% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,6]	5,509,028

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-86A, Class DR, 8.109% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,6]	$1,002,536
2,000,000	Dryden Leveraged CLO 5.150%, 1/19/2038	2,108,275
265,508	Dryden Senior Loan Fund Series 2013-30A, Class AR, 5.605% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	266,118
1,866,559	Series 2014-36A, Class AR3, 5.938% (3-Month Term SOFR+128.16 basis points), 4/15/2029[3,4,6]	1,870,292
1,500,000	Series 2017-49A, Class DR, 8.294% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,6]	1,504,684
1,000,000	Series 2015-41A, Class DR, 7.518% (3-Month Term SOFR+286.16 basis points), 4/15/2031[3,4,6]	1,003,679
2,189,521	Series 2015-40A, Class AR2, 5.673% (3-Month Term SOFR+115 basis points), 8/15/2031[3,4,6]	2,193,808
1,500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.379% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,6]	1,504,114
2,250,000	Series 2013-1A, Class D3R, 11.718% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,6]	2,257,109
1,000,000	Series 2020-2A, Class ER2, 11.156% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,6]	1,025,981
4,107,710	Ellington Financial Mortgage Trust Series 2021-2, Class A1, 0.931%, 6/25/2066[3,6,7]	3,356,590
4,144,014	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,6,7]	3,350,464
5,000,000	Elmwood CLO Ltd. Series 2020-3A, Class ARR, 6.012% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	5,013,520
1,750,000	Series 2019-3A, Class A1RR, 6.012% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	1,760,017
1,000,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.056% (3-Month Term SOFR+540 basis points), 7/15/2036[3,4,6]	1,027,899
2,000,000	Series 2022-1A, Class A1R, 6.007% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,6]	2,006,013
931,759	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	933,682
1,000,000	Flatiron CLO Ltd. Series 2020-1A, Class ER, 10.971% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,6]	1,014,444
1,000,000	Series 2023-2A, Class E, 12.486% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,6]	1,032,503

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,030,000	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	$1,031,774
4,755,000	Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1, 4.920%, 5/15/2028[3,6]	4,780,767
901,788	Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.888% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,6]	903,127
1,000,000	Series 2023-32A, Class E, 11.947% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,6]	1,029,744
1,492,613	GM Financial Automobile Leasing Trust Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	1,496,430
4,611,028	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	4,618,968
2,400,000	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	2,398,145
6,375,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	6,416,036
419,681	GM Financial Consumer Automobile Receivables Trust Series 2021-4, Class A3, 0.680%, 9/16/2026[3]	415,795
4,150,000	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	4,196,061
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 8.469% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,045,631
1,000,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,6]	1,004,200
500,000	Series 2020-7A, Class FR, 12.629% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,6]	499,986
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 6.815% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,6]	2,016,071
1,000,000	Golub Capital Partners Static Ltd. Series 2024-1A, Class E, 11.117% (3-Month Term SOFR+650 basis points), 4/20/2033[3,4,6]	1,009,022
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 7.418% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,6]	1,903,957
1,271,453	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	1,274,961
5,000,000	Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	5,060,015
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 4.484% (3-Month Euribor+130 basis points), 10/15/2031[3,4,6]	1,037,012

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DR3, 8.068% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,6]	$1,005,071
4,500,000	Honda Auto Receivables Owner Trust Series 2024-2, Class A3, 5.270%, 11/20/2028[3]	4,556,929
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	4,553,964
1,250,000	HPS Loan Management Ltd. Series 13A-18, Class DR, 7.606% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,6]	1,254,014
2,250,000	Series 15A-19, Class ER, 11.432% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,6]	2,263,567
5,514,017	Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,6]	5,526,032
4,500,000	Series 2024-B, Class A3, 5.410%, 5/17/2027[3,6]	4,554,427
241,695	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	240,730
4,381,000	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,447,512
219,381	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	219,440
1,169,999	Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	1,173,736
694,496	KKR CLO Ltd. Series 18, Class AR, 5.834% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,6]	695,607
750,000	LCM LP Series 18A, Class DR, 7.679% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,6]	751,407
743,425	LCM Ltd. Series 24A, Class AR, 5.859% (3-Month Term SOFR+124.16 basis points), 3/20/2030[3,4,6]	744,646
769,600	Madison Park Funding Ltd. Series 9A, Class DR, 8.376% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,6]	772,101
1,000,000	Magnetite Ltd. Series 2015-15A, Class ER, 10.087% (3-Month Term SOFR+546.16 basis points), 7/25/2031[3,4,6]	1,004,579
500,000	Series 2015-12A, Class ER, 10.598% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,6]	502,398
1,000,000	Series 2020-25A, Class E, 11.237% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,6]	1,008,950
1,000,000	Series 2020-28A, Class D1RR, 0.000% (3-Month Term SOFR+270 basis points), 1/15/2038[3,4,6]	1,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Menlo CLO I Ltd. Series 2024-1A, Class D1, 7.580% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,6,8]	$1,500,000
7,818,008	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	7,826,272
1,750,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	1,771,702
1,284,636	Milos CLO Ltd. Series 2017-1A, Class AR, 5.949% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,6]	1,286,745
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 11.506% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,6]	2,525,898
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 8.858% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,6]	1,482,382
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D1R, 8.178% (3-Month Term SOFR+320 basis points), 10/20/2038[3,4,6]	1,021,849
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.215% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,040,144
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 11.598% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,6]	1,511,620
1,500,000	Series CLO-4A, Class B1, 7.067% (3-Month Term SOFR+245 basis points), 4/20/2036[3,4,6]	1,508,344
1,000,000	Series CLO-5A, Class E, 11.467% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,6]	1,013,752
1,750,000	Series CLO-6A, Class D1, 7.739% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,6]	1,765,877
1,314,057	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 5.979% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,6]	1,316,644
750,000	Series 2016-1A, Class DR, 11.129% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,6]	743,769
4,554,309	Nissan Auto Receivables Owner Trust Series 2021-A, Class A4, 0.570%, 9/15/2027[3]	4,483,434
4,400,000	Series 2024-A, Class A3, 5.280%, 12/15/2028[3]	4,462,018
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 9.629% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,6]	2,517,444

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,119,805	OBX Trust Series 2020-INV1, Class A11, 5.353% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,6]	$1,065,465
2,500,000	OCP CLO Ltd. Series 2014-6A, Class BR2, 6.547% (3-Month Term SOFR+190 basis points), 10/17/2030[3,4,6]	2,508,162
2,000,000	Series 2014-6A, Class CR, 8.109% (3-Month Term SOFR+346.16 basis points), 10/17/2030[3,4,6]	2,006,537
1,559,187	Series 2014-5A, Class A1R, 5.959% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,6]	1,562,412
1,500,000	Series 2023-30A, Class E, 11.725% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,6]	1,531,110
4,500,000	Series 2024-31A, Class A1, 6.247% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,6]	4,539,205
1,500,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,6]	1,525,368
1,750,000	Series 2024-32A, Class E, 11.386% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,6]	1,796,824
3,000,000	Series 2017-14A, Class A1R, 6.111% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,6]	3,007,992
1,500,000	Series 2019-17A, Class BR2, 6.367% (3-Month Term SOFR+175 basis points), 7/20/2037[3,4,6]	1,506,465
4,000,000	Series 2022-25A, Class A1R, 6.702% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,6]	4,009,006
1,000,000	Series 2020-18A, Class ER2, 11.484% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,6]	1,016,821
1,000,000	Series 2021-22A, Class D1R, 7.557% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,6]	1,008,520
3,500,000	Series 2017-13A, Class AR2, 5.900% (3-Month Term SOFR+134 basis points), 11/26/2037[3,4,6]	3,512,260
1,000,000	Series 2015-10A, Class D1R3, 7.174% (3-Month Term SOFR+285 basis points), 1/26/2038[3,4,6]	1,000,000
1,000,000	Octagon Investment Partners Ltd. Series 2012-1A, Class CRR, 8.818% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,6]	1,004,133
750,000	Series 2014-1A, Class DRR, 7.643% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,6]	752,407
1,250,000	Series 2017-1A, Class A2R, 6.329% (3-Month Term SOFR+171.16 basis points), 3/17/2030[3,4,6]	1,253,454
1,000,000	OHA Credit Funding Ltd. Series 2022-11A, Class B1R, 6.217% (3-Month Term SOFR+160 basis points), 7/19/2037[3,4,6]	1,003,640

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Series 2021-8A, Class D1R, 9.629% (3-Month Term SOFR+265 basis points), 1/20/2038[3,4,6]	$2,500,000
1,000,000	Series 2019-2A, Class D1R2, 8.278% (3-Month Term SOFR+270 basis points), 1/21/2038[3,4,6]	1,000,000
2,750,000	OHA Credit Partners Ltd. Series 2012-7A, Class D2R3, 9.033% (3-Month Term SOFR+451.16 basis points), 2/20/2034[3,4,6]	2,774,239
1,000,000	OSD CLO Ltd. Series 2021-23A, Class D, 7.859% (3-Month Term SOFR+321.16 basis points), 4/17/2031[3,4,6]	1,003,273
1,000,000	Series 2021-23A, Class E, 10.909% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,6]	999,296
2,000,000	OZLM Ltd. Series 2014-6A, Class CT, 7.286% (3-Month Term SOFR+263.84 basis points), 4/17/2031[3,4,6]	2,004,551
2,992,960	Series 2014-9A, Class A1A4, 5.817% (3-Month Term SOFR+120 basis points), 10/20/2031[3,4,6]	2,998,416
1,250,000	Post CLO Ltd. Series 2021-1A, Class D, 8.218% (3-Month Term SOFR+356.16 basis points), 10/15/2034[3,4,6]	1,254,042
4,500,000	Series 2022-1A, Class A, 5.997% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,6]	4,508,237
4,000,000	Series 2023-1A, Class A, 6.567% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,6]	4,017,859
1,500,000	Series 2023-1A, Class D, 9.867% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,6]	1,517,145
4,000,000	Series 2024-1A, Class A1, 6.217% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,6]	4,034,860
1,000,000	Series 2018-1A, Class D1R, 8.047% (3-Month Term SOFR+340 basis points), 10/16/2037[3,4,6]	1,021,064
1,000,000	Series 2024-2A, Class E, 10.956% (3-Month Term SOFR+650 basis points), 1/20/2038[3,4,6]	1,003,028
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.519% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,6]	1,444,881
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 13.349% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,6]	878,155
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class D, 11.387% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,6]	996,213

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2019-2A, Class ER, 11.756% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,6]	$1,004,384
1,500,000	Series 2016-1A, Class DR2, 7.979% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,6]	1,509,104
2,000,000	Series 2016-1A, Class A1R2, 5.766% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,6]	2,002,397
2,000,000	Series 2016-1A, Class ER2, 11.016% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,6]	2,012,348
1,500,000	Series 2021-5A, Class D1R, 7.115% (3-Month Term SOFR+280 basis points), 1/20/2038[3,4,6]	1,500,000
1,813,259	Romark WM-R Ltd. Series 2018-1A, Class A1, 5.909% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,6]	1,816,875
5,795,000	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,6]	5,848,980
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.788% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,6]	2,509,283
2,000,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[3,4,6]	2,005,863
1,000,000	Series 2024-6A, Class D1, 7.867% (3-Month Term SOFR+330 basis points), 10/15/2037[3,4,6]	1,011,433
1,000,000	Sound Point CLO Ltd. Series 2017-3A, Class B, 6.829% (3-Month Term SOFR+221.16 basis points), 10/20/2030[3,4,6]	1,003,004
1,500,000	Series 2019-3A, Class DR, 8.387% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,6]	1,455,687
1,000,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.237% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,6]	1,005,987
2,470,094	TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 5.938% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,6]	2,474,492
4,402,820	Tesla Auto Lease Trust Series 2023-A, Class A3, 5.890%, 6/22/2026[3,6]	4,418,529
1,750,000	Series 2024-A, Class A4, 5.310%, 12/20/2027[3,6]	1,759,737
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.844% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,6]	1,001,802
554,874	Series 2014-2A, Class AR, 6.058% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,6]	555,764

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
467,048	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	$467,390
4,144,688	Toyota Lease Owner Trust Series 2023-A, Class A3, 4.930%, 4/20/2026[3,6]	4,149,247
4,000,000	TRESTLES CLO Ltd. Series 2017-1A, Class A1RR, 6.086% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,6]	4,029,085
3,000,000	Series 2018-2A, Class A1R, 6.196% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,6]	3,031,277
1,150,000	Trinitas CLO Ltd. Series 2022-21A, Class C, 8.817% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,6]	1,158,829
3,000,000	Series 2024-29A, Class A1, 6.799% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,6]	3,020,149
1,250,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.467% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,6]	1,258,781
1,470,105	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,6,7]	1,225,310
381,152	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,6,7]	374,723
3,115,000	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	3,122,532
1,250,000	Voya CLO Ltd. Series 2017-1A, Class C, 8.239% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,6]	1,253,643
346,369	Series 2017-2A, Class A1R, 5.898% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	346,942
1,000,000	Series 2013-1A, Class CR, 7.868% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,6]	1,003,240
1,000,000	Series 2014-1A, Class CR2, 7.694% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,6]	1,003,582
2,000,000	Series 2013-2A, Class CR, 7.637% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,6]	2,007,137
1,500,000	Series 2018-3A, Class CR2, 7.006% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,6]	1,505,510
2,500,000	Series 2016-3A, Class CR, 8.144% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,6]	2,512,264
2,966,536	Series 2015-3A, Class A1R3, 5.782% (3-Month Term SOFR+115 basis points), 10/20/2031[3,4,6]	2,971,462
1,000,000	Series 2019-4A, Class ER, 11.628% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,6]	1,008,549

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2022-3A, Class ER, 12.617% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,6]	$1,292,410
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,6]	1,009,167
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,6]	2,113,211
1,000,000	Whitebox Clo Ltd. Series 2020-2A, Class A1R2, 5.937% (3-Month Term SOFR+138 basis points), 10/24/2037[3,4,6]	1,002,054
1,171,685	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	1,162,843
1,325,484	World Omni Select Auto Trust Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	1,327,677
	TOTAL ASSET-BACKED SECURITIES
	(Cost $469,587,292)	470,231,473
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 5.662% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,6]	1,161,856
2,550,000	BBCMS Mortgage Trust Series 2019-BWAY, Class A, 5.467% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,6]	1,646,823
2,000,000	Series 2019-BWAY, Class D, 6.671% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,6]	31,262
3,025,000	BFLD Trust Series 2021-FPM, Class A, 6.112% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,6]	3,024,939
3,000,000	BPR Trust Series 2022-OANA, Class A, 6.295% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,6]	3,015,195
1,000,000	Series 2021-WILL, Class B, 7.512% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,6]	997,446
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[6]	2,010,928
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 5.545% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,6]	203,539
750,000	CSMC Series 2020-FACT, Class B, 7.012% (1-Month Term SOFR+261.45 basis points), 10/15/2037[4,6]	724,700
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,6]	2,424,323

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
614,837	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.154%, 5/28/2035[3,7]	$605,974
3,103,357	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	2,601,364
19,329	Mellon Residential Funding Series 1999-TBC3, Class A2, 5.384%, 10/20/2029[3,7]	18,677
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 5.607% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,6]	2,827,187
1,500,000	Regatta Funding Ltd. Series 2018-3A, Class DR, 7.426% (3-Month Term SOFR+280 basis points), 10/25/2031[3,4,6]	1,505,543
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[6,7]	124,203
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $27,943,487)	22,923,959
	CORPORATE — 21.0%
	BASIC MATERIALS — 0.7%
1,200,000	Celanese U.S. Holdings LLC 0.625%, 9/10/2028[3]	1,098,314
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,625,230
1,540,000	Methanex Corp. 5.125%, 10/15/2027[3,5]	1,508,222
1,175,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,6]	1,152,132
1,675,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	1,629,623
		7,013,521
	COMMUNICATIONS — 1.4%
4,125,000	AT&T, Inc. 1.650%, 2/1/2028[3]	3,752,104
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[3,6]	983,465
2,400,000	Comcast Corp. 5.350%, 11/15/2027[3]	2,447,021
2,064,000	Match Group, Inc. 4.625%, 6/1/2028[3,6]	1,967,310
2,325,000	T-Mobile USA, Inc. 4.750%, 2/1/2028[3]	2,312,182

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
2,025,000	Verizon Communications, Inc. 4.125%, 3/16/2027	$2,002,729
		13,464,811
	CONSUMER, CYCLICAL — 4.2%
1,470,000	1011778 BC ULC / New Red Finance, Inc. 3.875%, 1/15/2028[3,5,6]	1,391,428
2,303,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,6]	2,203,784
2,300,000	1.300%, 2/10/2028[3,6]	2,042,451
2,465,000	Air Canada 3.875%, 8/15/2026[3,5,6]	2,396,917
2,115,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[3,6]	2,028,306
4,275,000	American Honda Finance Corp. 5.080% (SOFR Rate+71 basis points), 1/9/2026[4]	4,286,773
2,000,000	Carnival PLC 1.000%, 10/28/2029[3]	1,839,289
1,225,000	Ford Motor Credit Co. LLC 4.271%, 1/9/2027[3]	1,200,585
1,950,000	General Motors Co. 6.800%, 10/1/2027[3]	2,037,422
2,019,000	General Motors Financial Co., Inc. 5.410% (SOFR Rate+104 basis points), 2/26/2027[4]	2,028,861
240,000	Hyatt Hotels Corp. 5.250%, 6/30/2029[3]	240,289
2,446,000	Hyundai Capital America 2.750%, 9/27/2026[6]	2,361,770
4,605,000	Lowe’s Cos., Inc. 3.100%, 5/3/2027[3]	4,453,122
967,500	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,6]	974,295
1,450,000	Toyota Motor Credit Corp. 5.130% (SOFR Index+45 basis points), 4/10/2026[4]	1,451,000
930,000	5.445% (SOFR Index+89 basis points), 5/18/2026[4]	936,085
1,650,000	5.140% (SOFR Rate+77 basis points), 8/7/2026[4]	1,661,034
2,200,000	United Airlines, Inc. 4.375%, 4/15/2026[3,6]	2,164,864
1,530,000	VOC Escrow Ltd. 5.000%, 2/15/2028[3,5,6]	1,496,484

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
1,050,000	Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/2028[3,6]	$1,002,266
1,800,000	ZF Finance GmbH 2.250%, 5/3/2028[3]	1,711,507
		39,908,532
	CONSUMER, NON-CYCLICAL — 3.9%
4,100,000	AbbVie, Inc. 4.250%, 11/14/2028[3]	4,039,181
2,750,000	Amgen, Inc. 2.200%, 2/21/2027[3]	2,608,125
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,6]	1,966,438
2,452,000	Block, Inc. 6.500%, 5/15/2032[3,6]	2,478,734
1,500,000	CVS Health Corp. 4.300%, 3/25/2028[3]	1,454,133
1,950,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	1,897,617
2,975,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	2,888,273
1,855,000	HCA, Inc. 5.200%, 6/1/2028[3]	1,860,146
1,115,000	IQVIA, Inc. 5.000%, 5/15/2027[3,6]	1,098,573
1,000,000	2.250%, 3/15/2029[3]	989,733
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,764,857
825,000	Medline Borrower LP 3.875%, 4/1/2029[3,6]	764,698
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,6]	1,621,114
2,250,000	Moody’s Corp. 3.750%, 3/24/2025[3]	2,244,589
2,325,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2028[3,5]	2,305,072
2,425,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,6]	2,270,217
1,000,000	Roche Holdings, Inc. 4.930% (SOFR Rate+56 basis points), 3/10/2025[4,6]	1,000,608
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	742,784

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,025,000	Universal Health Services, Inc. 2.650%, 10/15/2030[3]	$1,740,963
		36,735,855
	ENERGY — 1.8%
2,490,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	2,437,732
3,700,000	Enbridge, Inc. 3.700%, 7/15/2027[3,5]	3,612,728
1,950,000	Kinder Morgan, Inc. 4.300%, 3/1/2028[3]	1,914,857
2,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[6,9]	2,118,854
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,6]	1,389,885
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026[3]	2,931,028
1,923,000	Rockies Express Pipeline LLC 3.600%, 5/15/2025[3,6]	1,904,774
815,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[3,6]	784,568
		17,094,426
	FINANCIAL — 1.4%
794,000	American Express Co. 5.460% (SOFR Index+93 basis points), 3/4/2025[3,4]	794,468
2,235,000	American Tower Corp. 3.375%, 10/15/2026[3]	2,184,717
1,440,000	AmWINS Group, Inc. 6.375%, 2/15/2029[3,6]	1,449,730
2,247,000	Avolon Holdings Funding Ltd. 5.750%, 11/15/2029[3,5,6]	2,275,634
3,505,000	Digital Realty Trust LP 3.700%, 8/15/2027[3]	3,409,429
3,000,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	2,955,420
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[6]	588,564
		13,657,962
	INDUSTRIAL — 3.5%
2,075,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,6]	2,046,875

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
795,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[3,6]	$758,416
1,810,000	Caterpillar Financial Services Corp. 5.004% (SOFR Rate+46 basis points), 2/27/2026[4]	1,812,655
1,475,000	4.890% (SOFR Rate+52 basis points), 5/14/2027[4]	1,476,535
1,785,000	Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 9/30/2026[3]	1,747,991
4,265,000	John Deere Capital Corp. 4.810% (SOFR Rate+44 basis points), 3/6/2026[4]	4,270,668
2,295,000	MasTec, Inc. 4.500%, 8/15/2028[3,6]	2,227,027
2,050,000	Parker-Hannifin Corp. 4.250%, 9/15/2027[3]	2,028,719
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	561,350
1,485,000	Sealed Air Corp. 4.000%, 12/1/2027[3,6]	1,424,581
765,000	5.000%, 4/15/2029[3,6]	739,879
1,013,000	Silgan Holdings, Inc. 1.400%, 4/1/2026[3,6]	965,520
1,750,000	2.250%, 6/1/2028[3]	1,730,412
1,885,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,6]	1,840,582
1,000,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	1,016,149
1,445,000	4.750%, 1/15/2028[3,6]	1,384,087
3,995,000	Veralto Corp. 5.500%, 9/18/2026[3]	4,043,184
1,945,000	Vertiv Group Corp. 4.125%, 11/15/2028[3,6]	1,837,543
1,110,000	WESCO Distribution, Inc. 6.375%, 3/15/2029[3,6]	1,126,223
		33,038,396
	TECHNOLOGY — 1.8%
1,300,000	Almaviva-The Italian Innovation Co. S.p.A. 5.000%, 10/30/2030[3]	1,371,841
3,300,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875%, 1/15/2027[3,5]	3,249,246
2,700,000	Dell International LLC / EMC Corp. 5.250%, 2/1/2028[3]	2,733,369

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
2,420,000	Entegris, Inc. 4.750%, 4/15/2029[3,6]	$2,319,275
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,659,000
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,549,729
3,725,000	Oracle Corp. 2.300%, 3/25/2028[3]	3,444,772
		17,327,232
	UTILITIES — 2.3%
2,685,000	AES Corp. 1.375%, 1/15/2026[3]	2,587,400
1,735,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,6]	1,640,390
2,200,000	Calpine Corp. 4.500%, 2/15/2028[3,6]	2,111,822
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,867,361
1,950,000	DTE Energy Co. 4.950%, 7/1/2027[3]	1,957,786
1,325,000	Duke Energy Corp. 3.150%, 8/15/2027[3]	1,272,880
2,200,000	Eversource Energy 5.450%, 3/1/2028[3]	2,229,282
890,000	NextEra Energy Capital Holdings, Inc. 5.389% (SOFR Index+76 basis points), 1/29/2026[4]	894,941
3,500,000	3.550%, 5/1/2027[3]	3,411,811
2,025,000	Southern Co. 5.113%, 8/1/2027	2,043,183
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	240,248
		21,257,104
	TOTAL CORPORATE
	(Cost $199,980,004)	199,497,839
	U.S. GOVERNMENT — 16.9%
9,500,000	United States Treasury Bill 0.000%, 1/7/2025	9,494,604
9,000,000	0.000%, 1/16/2025	8,985,195
9,500,000	0.000%, 1/23/2025	9,476,506

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
14,200,000	0.000%, 2/6/2025	$14,141,837
10,000,000	0.000%, 2/13/2025	9,950,630
19,500,000	0.000%, 2/20/2025	19,389,591
14,200,000	0.000%, 3/6/2025	14,096,127
14,200,000	0.000%, 3/13/2025	14,084,739
5,000,000	0.000%, 3/20/2025	4,955,550
9,400,000	0.000%, 4/1/2025	9,303,406
9,500,000	0.000%, 4/17/2025	9,385,411
18,950,000	United States Treasury Note 3.500%, 1/31/2028	18,518,944
19,075,000	4.000%, 1/31/2029	18,818,174
	TOTAL U.S. GOVERNMENT
	(Cost $160,493,758)	160,600,714
	TOTAL BONDS
	(Cost $858,004,541)	853,253,985

Number
of Shares
	SHORT-TERM INVESTMENTS — 3.5%
33,114,440	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.27%[10,11]	33,114,440
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,114,440)	33,114,440
	TOTAL INVESTMENTS — 99.3%
	(Cost $947,116,682)	942,645,707
	Other Assets in Excess of Liabilities — 0.7%	6,448,430
	TOTAL NET ASSETS — 100.0%	$949,094,137

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount		Value
	SECURITIES SOLD SHORT — (0.3)%
	BONDS — (0.3)%
	U.S. GOVERNMENT — (0.3)%
$(2,500,000)	United States Treasury Note 4.000%, 7/31/2029	$(2,460,963)
	TOTAL U.S. GOVERNMENT
	(Proceeds $2,548,692)	(2,460,963)
	TOTAL BONDS
	(Proceeds $2,548,692)	(2,460,963)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,548,692)	$(2,460,963)

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $427,604,275 which represents 45.05% of total net assets of the Fund.
[7]	Variable rate security.
[8]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]	Convertible security.
[10]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $3,907, which represents 0.00% of total net assets of the Fund.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
(25)	U.S. 10 Year Treasury Note	Mar 2025	$(2,718,750)	$25,000
TOTAL FUTURES CONTRACTS			$(2,718,750)	$25,000

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Purchased	Date	December 31, 2024	(Depreciation)
Euro	JP Morgan	EUR per USD	1/24/2025	1,500,000	$1,557,731	$1,555,294	$(2,437)
					1,557,731	1,555,294	(2,437)

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	December 31, 2024	(Depreciation)
Euro	JP Morgan	EUR per USD	1/24/2025	(13,500,000)	(14,608,404)	(13,997,644)	610,760
Euro	JP Morgan	EUR per USD	3/5/2025	(2,250,000)	(2,372,972)	(2,337,441)	35,531
Euro	JP Morgan	EUR per USD	3/18/2025	(902,500)	(951,196)	(938,129)	13,067
Euro	JP Morgan	EUR per USD	3/25/2025	(4,655,000)	(4,856,226)	(4,840,320)	15,906
Euro	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,105,303)	110,807
Euro	JP Morgan	EUR per USD	12/2/2025	(2,000,000)	(2,143,334)	(2,111,013)	32,321
					(27,148,242)	(26,329,850)	818,392
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(25,590,511)	$(24,774,556)	$815,955

EUR – Euro

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BANK LOANS — 3.1%
207,833	Berry Global, Inc. 6.342% (3-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	$208,523
250,000	Hilton Domestic Operating Co., Inc. 6.088% (1-Month Term SOFR+175 basis points), 11/8/2030[2,3,4]	251,564
246,164	KFC Holding Co. 6.240% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	247,042
250,000	Match Group, Inc. 6.254% (3-Month Term SOFR+175 basis points), 2/16/2027[2,3,4]	250,000
243,663	Trans Union LLC 6.107% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	243,625
232,776	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	233,570
	TOTAL BANK LOANS
	(Cost $1,419,455)	1,434,324
	BONDS — 94.2%
	ASSET-BACKED SECURITIES — 62.6%
1,061,620	Allegro CLO VII Ltd. Series 2018-1A, Class AR, 5.786% (3-Month Term SOFR+113 basis points), 6/13/2031[3,4,5]	1,062,757
205,231	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	205,521
330,000	American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 5/15/2027[3]	328,571
428,299	AMMC CLO 15 Ltd Series 2014-15A, Class AR3, 6.038% (3-Month Term SOFR+138.16 basis points), 1/15/2032[3,4,5]	428,965
440,383	Apidos CLO XV Series 2013-15A, Class A1RR, 5.889% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,5]	441,007
496,288	BlueMountain Fuji U.S. CLO Series 2017-2A, Class A1AR, 5.879% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,5]	497,154
140,275	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	141,222
210,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	210,827
165,922	Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.770%, 9/15/2026[3]	164,274
931,773	CBAM 2018-6 Ltd. Series 2018-6A, Class A1R, 6.188% (3-Month Term SOFR+153.16 basis points), 1/15/2031[3,4,5]	933,506

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Cedar Funding IV CLO Ltd. Series 2014-4A, Class AR3, 7.367% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,5]	$999,999
230,000	Chase Issuance Trust Series 2022-A1, Class A, 3.970%, 9/15/2027[3]	229,313
108,001	CIFC Funding Ltd. Series 2015-3A, Class AR, 5.749% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,5]	108,112
324,513	Series 2013-3RA, Class A1, 5.876% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,5]	325,101
820,812	Series 2018-3A, Class A, 5.994% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,5]	822,461
403,626	Citizens Auto Receivables Trust Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,5]	404,708
696,477	Crestline Denali CLO XIV Ltd. Series 2016-1A, Class AR2, 6.028% (3-Month Term SOFR+140.16 basis points), 10/23/2031[3,4,5]	697,873
220,000	Discover Card Execution Note Trust Series 2022-A4, Class A, 5.030%, 10/15/2027[3]	221,163
200,000	Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	199,624
88,653	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,5]	88,735
742,004	Dryden CLO Ltd. Series 2018-57A, Class A, 5.795% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,5]	742,004
1,000,000	Series 2020-86A, Class A1R, 6.009% (3-Month Term SOFR+136.16 basis points), 7/17/2034[3,4,5]	1,001,350
126,923	Dryden Senior Loan Fund Series 2017-47A, Class A1R, 5.898% (3-Month Term SOFR+124.16 basis points), 4/15/2028[3,4,5]	127,011
318,609	Series 2013-30A, Class AR, 5.605% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,5]	319,341
1,000,000	Series 2013-26A, Class BR, 6.368% (3-Month Term SOFR+171.16 basis points), 4/15/2029[3,4,5]	1,002,689
303,882	Series 2015-41A, Class AR, 5.888% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,5]	304,393
114,678	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	114,915
1,500,000	Flatiron CLO Ltd. Series 2019-1A, Class AR, 5.827% (3-Month Term SOFR+134.16 basis points), 11/16/2034[3,4,5]	1,503,884

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
13,749	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	$13,750
50,000	Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	50,086
360,715	Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.888% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,5]	361,251
358,046	Series 2015-20A, Class AR, 5.879% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,5]	358,432
497,538	GM Financial Automobile Leasing Trust Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	498,810
190,000	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	189,853
350,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	352,253
460,542	GM Financial Consumer Automobile Receivables Trust Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	457,707
236,457	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	237,110
332,909	Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.050%, 1/15/2026[3,5]	333,068
286,305	Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,5]	286,929
131,140	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	130,616
29,916	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	29,924
129,576	Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	129,990
1,040,000	LCM LP Series 18A, Class BR, 6.479% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,5]	1,041,497
213,534	Series 14A, Class AR, 5.919% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,5]	213,928
968,494	Madison Park Funding XXXV Ltd. Series 2019-35A, Class A1R, 5.869% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,5]	971,087
331,231	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	331,582
275,420	OCP CLO Ltd. Series 2014-7A, Class A1RR, 5.999% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,5]	275,676
1,000,000	Series 2014-6A, Class BR2, 6.547% (3-Month Term SOFR+190 basis points), 10/17/2030[3,4,5]	1,003,265

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
529,061	Octagon Investment Partners 31 Ltd. Series 2017-1A, Class ARR, 5.782% (3-Month Term SOFR+115 basis points), 7/20/2030[3,4,5]	$529,940
1,000,000	OZLM Ltd. Series 2017-17A, Class A2AR, 6.117% (3-Month Term SOFR+150 basis points), 7/20/2030[3,4,5]	1,002,317
1,000,000	Series 2014-6A, Class B1T, 6.386% (3-Month Term SOFR+173.84 basis points), 4/17/2031[3,4,5]	1,003,086
513,906	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 5.883% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,5]	515,238
190,632	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	190,772
126,756	Toyota Lease Owner Trust Series 2023-B, Class A2A, 5.730%, 4/20/2026[3,5]	127,126
145,000	Volkswagen Auto Loan Enhanced Trust 2024-1 Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	145,351
166,495	Voya CLO Ltd. Series 2017-1A, Class A1R, 5.859% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,5]	166,770
197,925	Series 2017-2A, Class A1R, 5.898% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,5]	198,252
386,066	Series 2013-2A, Class A1R, 5.857% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,5]	386,693
1,561,076	Series 2018-3A, Class A1R2, 5.856% (3-Month Term SOFR+120 basis points), 10/15/2031[3,4,5]	1,564,395
800,000	Series 2018-3A, Class CR2, 7.006% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,5]	802,939
507,306	Wind River CLO Ltd. Series 2014-1A, Class ARR, 5.944% (3-Month Term SOFR+131.16 basis points), 7/18/2031[3,4,5]	508,180
478,369	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	474,760
234,106	World Omni Select Auto Trust Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	234,493
	TOTAL ASSET-BACKED SECURITIES
	(Cost $28,639,272)	28,743,606

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
747,197	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	$626,331
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $757,038)	626,331
	CORPORATE — 14.8%
	BASIC MATERIALS — 0.3%
120,000	Nucor Corp. 3.950%, 5/23/2025	119,585
	COMMUNICATIONS — 2.4%
200,000	Amazon.com, Inc. 1.000%, 5/12/2026[3]	191,468
200,000	AT&T, Inc. 1.700%, 3/25/2026[3]	192,912
200,000	Comcast Corp. 3.150%, 3/1/2026[3]	197,037
150,000	T-Mobile USA, Inc. 2.250%, 2/15/2026[3]	145,800
200,000	TWDC Enterprises Corp. 1.850%, 7/30/2026	192,144
200,000	Verizon Communications, Inc. 4.125%, 3/16/2027	197,800
		1,117,161
	CONSUMER, CYCLICAL — 2.1%
275,000	American Honda Finance Corp. 5.080% (SOFR Rate+71 basis points), 1/9/2026[4]	275,757
150,000	5.290% (SOFR Rate+92 basis points), 1/12/2026[4]	150,651
225,000	Lowe’s Cos., Inc. 4.000%, 4/15/2025[3]	224,566
200,000	Toyota Motor Credit Corp. 4.450%, 5/18/2026	199,822
90,000	5.445% (SOFR Index+89 basis points), 5/18/2026[4]	90,589
		941,385
	CONSUMER, NON-CYCLICAL — 3.8%
250,000	AbbVie, Inc. 3.600%, 5/14/2025[3]	249,005
200,000	Amgen, Inc. 2.200%, 2/21/2027[3]	189,682
206,000	Biogen, Inc. 4.050%, 9/15/2025[3]	204,907

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	$223,947
225,000	Moody’s Corp. 3.750%, 3/24/2025[3]	224,459
260,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	256,661
200,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,6]	199,814
200,000	Thermo Fisher Scientific, Inc. 4.953%, 8/10/2026[3]	201,504
		1,749,979
	ENERGY — 0.9%
225,000	Enbridge Energy Partners LP 5.875%, 10/15/2025[3]	226,234
165,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,6]	165,044
		391,278
	FINANCIAL — 0.3%
150,000	Crown Castle, Inc. 1.050%, 7/15/2026[3]	141,819
	INDUSTRIAL — 1.8%
200,000	Caterpillar Financial Services Corp. 0.900%, 3/2/2026	192,065
75,000	John Deere Capital Corp. 4.810% (SOFR Rate+44 basis points), 3/6/2026[4]	75,100
340,000	5.338% (SOFR Index+79 basis points), 6/8/2026[4]	342,211
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	224,427
		833,803
	TECHNOLOGY — 1.8%
200,000	International Business Machines Corp. 4.000%, 7/27/2025	199,232
250,000	Oracle Corp. 2.650%, 7/15/2026[3]	242,545
200,000	VMware LLC 1.400%, 8/15/2026[3]	189,595
200,000	Workday, Inc. 3.500%, 4/1/2027[3]	194,979
		826,351

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 1.4%
235,000	DTE Energy Co. 1.050%, 6/1/2025[3]	$231,413
225,000	Eversource Energy 0.800%, 8/15/2025[3]	219,348
60,000	NextEra Energy Capital Holdings, Inc. 5.389% (SOFR Index+76 basis points), 1/29/2026[4]	60,333
150,000	1.875%, 1/15/2027[3]	141,754
		652,848
	TOTAL CORPORATE
	(Cost $6,771,635)	6,774,209
	U.S. GOVERNMENT — 15.4%
1,200,000	United States Treasury Bill 0.000%, 2/20/2025	1,193,205
750,000	0.000%, 3/6/2025	744,514
600,000	0.000%, 3/13/2025	595,130
1,200,000	0.000%, 3/20/2025	1,189,332
1,000,000	0.000%, 3/25/2025	990,521
400,000	0.000%, 4/1/2025	395,890
1,000,000	0.000%, 4/17/2025	987,938
1,000,000	0.000%, 5/15/2025	984,759
	TOTAL U.S. GOVERNMENT
	(Cost $7,078,653)	7,081,289
	TOTAL BONDS
	(Cost $43,246,598)	43,225,435

Number
of Shares
	SHORT-TERM INVESTMENTS — 3.7%
1,708,304	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.27%[7]	1,708,304
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,708,304)	1,708,304
	TOTAL INVESTMENTS — 101.0%
	(Cost $46,374,357)	46,368,063
	Liabilities in Excess of Other Assets — (1.0)%	(475,233)
	TOTAL NET ASSETS — 100.0%	$45,892,830

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $24,087,450 which represents 52.49% of total net assets of the Fund.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $947,116,682)	$942,645,707
Cash	1,454,324
Cash held by broker for futures contracts	2,127,519
Cash held by broker for securities sold short and swap contracts	10,632,979
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	818,392
Variation margin on futures contracts	25,000
Investment securities sold	36,199
Fund shares sold	2,839,719
Interest	7,720,637
Prepaid expenses	44,208
Total assets	968,344,684

Liabilities:
Securities sold short, at value (proceeds $2,548,692)	2,460,963
Foreign currency due to custodian, at value (proceeds $2,874)	2,864
Payables:
Investment securities purchased	15,496,875
Fund shares redeemed	488,372
Unrealized depreciation on forward foreign currency exchange contracts	2,437
Advisory fees	391,468
Shareholder servicing fees - Class I (Note 6)	68,304
Fund administration and accounting fees	117,304
Transfer agent fees and expenses	10,467
Custody fees	9,498
Commitment fees payable (Note 12)	57,638
Auditing fees	50,517
Interest on securities sold short	41,848
Trustees’ deferred compensation (Note 3)	32,422
Trustees’ fees and expenses	5,709
Chief Compliance Officer fees	1,947
Accrued other expenses	11,914
Total liabilities	19,250,547

Net Assets	$949,094,137

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$963,996,537
Total accumulated earnings (deficit)	(14,902,400)
Net Assets	$949,094,137

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$915,442,616
Shares of beneficial interest issued and outstanding	91,089,066
Offering and redemption price per share	$10.05

Class T Shares:
Net assets applicable to shares outstanding	$33,651,521
Shares of beneficial interest issued and outstanding	3,347,162
Offering and redemption price per share	$10.05

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $46,374,357)	$46,368,063
Cash held at broker for futures contracts	33,744
Cash held at broker for securities sold short	145,604
Receivables:
Fund shares sold	178,599
Due from Advisor	2,785
Interest	339,550
Prepaid expenses	21,171
Total assets	47,089,516

Liabilities:
Payables:
Investment securities purchased	1,000,000
Fund shares redeemed	105,211
Shareholder servicing fees (Note 6)	968
Fund administration and accounting fees	17,889
Transfer agent fees and expenses	5,334
Custody fees	2,561
Auditing fees	38,201
Trustees’ deferred compensation (Note 3)	16,873
Trustees’ fees and expenses	1,607
Chief Compliance Officer fees	1,271
Commitment fees payable (Note 12)	233
Accrued other expenses	6,538
Total liabilities	1,196,686
Commitments and contingencies (Note 3)

Net Assets	$45,892,830

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,898,909
Total accumulated earnings (deficit)	(6,079)
Net Assets	$45,892,830

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$45,892,830
Shares of beneficial interest issued and outstanding	2,309,544
Offering and redemption price per share	$19.87

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

Investment Income:
Interest (net of withholding taxes of $2,973)	$31,161,749
Total investment income (loss)	31,161,749

Expenses:
Advisory fees	2,316,654
Shareholder servicing fees - Class I (Note 6)	368,196
Fund administration and accounting fees	309,634
Transfer agent fees and expenses	28,303
Custody fees	18,932
Interest on securities sold short	175,141
Commitment fees (Note 12)	101,679
Brokerage expense	35,767
Registration fees	33,596
Shareholder reporting fees	18,380
Auditing fees	17,017
Legal fees	14,363
Trustees’ fees and expenses	12,314
Miscellaneous	6,816
Chief Compliance Officer fees	5,274
Insurance fees	3,406
Net expenses	3,465,472
Net investment income (loss)	27,696,277

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,757,551
Futures contracts	(16,419)
Securities sold short	(34,409)
Forward contracts	358,841
Foreign currency transactions	(139,178)
Net realized gain (loss)	2,926,386
Net change in unrealized appreciation (depreciation) on:
Investments	(435,863)
Futures contracts	70,469
Securities sold short	87,729
Forward contracts	683,511
Foreign currency transactions	(5,386)
Net change in unrealized appreciation (depreciation)	400,460
Net realized and unrealized gain (loss)	3,326,846

Net Increase (Decrease) in Net Assets from Operations	$31,023,123

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

Investment Income:
Interest	$1,752,955
Total investment income	1,752,955

Expenses:
Advisory fees	73,477
Shareholder servicing fees (Note 6)	21,871
Fund administration and accounting fees	51,189
Transfer agent fees and expenses	8,790
Custody fees	3,751
Registration fees	13,976
Auditing fees	12,901
Legal fees	7,394
Trustees’ fees and expenses	7,065
Chief Compliance Officer fees	5,063
Shareholder reporting fees	3,235
Insurance fees	2,555
Miscellaneous	2,267
Commitment fees (Note 12)	1,556
Total expenses	215,090
Advisory fees (waived) recovered	(66,581)
Net expenses	148,509
Net investment income (loss)	1,604,446

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	80,187
Net realized gain (loss)	80,187
Net change in unrealized appreciation (depreciation) on:
Investments	(819)
Net change in unrealized appreciation (depreciation)	(819)
Net realized and unrealized gain (loss)	79,368

Net Increase (Decrease) in Net Assets from Operations	$1,683,814

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$27,696,277	$51,941,409
Net realized gain (loss) on investments, futures contracts, securities sold short, swap contracts, forward contracts, and foreign currency	2,926,386	1,305,386
Net change in unrealized appreciation (depreciation) on investments, futures contracts, securities sold short, swap contracts, forward contracts, and foreign currency	400,460	18,374,378
Net increase (decrease) in net assets resulting from operations	31,023,123	71,621,173

Distributions to Shareholders:
Distributions
Class I	(24,877,350)	(50,192,395)
Class T1	(936,120)	(967,771)
Total distributions to shareholders	(25,813,470)	(51,160,166)

Capital Transactions:
Net proceeds from shares sold
Class I	149,366,191	342,164,421
Class T1	1,743,718	980,173
Reinvestment of distributions
Class I	21,937,661	42,228,188
Class T1	3,933	5,981
Cost of shares redeemed
Class I	(134,473,384)	(308,156,360)
Class T1	(1,676,112)	(2,872,393)
Exchanges of shares
Class I	-	(35,498,902)
Class T1	-	35,498,902
Net increase (decrease) in net assets from capital transactions	36,902,007	74,350,010

Total increase (decrease) in net assets	42,111,660	94,811,017

Net Assets:
Beginning of period	906,982,477	812,171,460
End of period	$949,094,137	$906,982,477

Capital Share Transactions:
Shares sold
Class I	14,785,152	34,297,042
Class T1	172,129	97,588
Shares reinvested
Class I	2,182,828	4,260,640
Class T1	391	600
Shares redeemed
Class I	(13,310,049)	(30,958,678)
Class T1	(165,791)	(286,473)
Shares exchanged
Class I	-	(3,528,718)
Class T1	-	3,528,718
Net increase (decrease) in capital share transactions	3,664,660	7,410,719

[1]	Class T commenced operations on February 29, 2024.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,604,446	$4,352,740
Net realized gain (loss) on investments, futures contracts, and securities sold short	80,187	55,263
Net change in unrealized appreciation (depreciation) on investments, futures contracts, and securities sold short	(819)	331,378
Net increase (decrease) in net assets resulting from operations	1,683,814	4,739,381

Distributions to Shareholders:
Distributions	(1,560,869)	(4,010,790)
Total distributions to shareholders	(1,560,869)	(4,010,790)

Capital Transactions:
Net proceeds from shares sold	19,292,617	38,169,906
Reinvestment of distributions	1,240,262	3,533,322
Cost of shares redeemed	(60,889,708)	(37,219,766)
Net increase (decrease) in net assets from capital transactions	(40,356,829)	4,483,462

Total increase (decrease) in net assets	(40,233,884)	5,212,053

Net Assets:
Beginning of period	86,126,714	80,914,661
End of period	$45,892,830	$86,126,714

Capital Share Transactions:
Shares sold	961,540	1,917,217
Shares reinvested	62,450	178,382
Shares redeemed	(3,046,421)	(1,865,306)
Net increase (decrease) in capital share transactions	(2,022,431)	230,293

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.99	$9.74	$9.67	$10.06	$9.75	$9.87
Income from Investment Operations:
Net investment income (loss)[1,2]	0.30	0.60	0.45	0.14	0.16	0.28
Net realized and unrealized gain (loss)	0.04	0.24	0.08	(0.40)	0.30	(0.13)
Total from investment operations	0.34	0.84	0.53	(0.26)	0.46	0.15

Less Distributions:
From net investment income	(0.28)	(0.59)	(0.46)	(0.13)	(0.15)	(0.27)
From return of capital	-	-	-	- [3]	-	-
Total distributions	(0.28)	(0.59)	(0.46)	(0.13)	(0.15)	(0.27)

Net asset value, end of period	$10.05	$9.99	$9.74	$9.67	$10.06	$9.75

Total return[4]	3.38%[7]	8.78%	5.64%	(2.63)%	4.75%	1.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$915,443	$873,594	$812,171	$1,025,285	$856,244	$625,347

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.74%[8]	0.74%	0.88%	0.75%	0.90%	0.82%
After fees waived and expenses absorbed/recovered[5,6]	0.74%[8]	0.74%	0.88%	0.75%	0.94%	0.85%

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	5.86%[8]	6.04%	4.68%	1.39%	1.64%	2.86%
After fees waived and expenses absorbed/recovered[2]	5.86%[8]	6.04%	4.68%	1.39%	1.60%	2.83%

Portfolio turnover rate	56%[7]	109%	115%	111%	167%	147%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.07% for the six months ended December 31, 2024, 0.05%, 0.20%, 0.06%, 020%, and 0.10% for the fiscal years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Class T

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Period February 29, 2024* through June 30, 2024
Net asset value, beginning of period	$10.00	$10.05
Income from Investment Operations:
Net investment income (loss)[1,2]	0.30	0.21
Net realized and unrealized gain (loss)	0.03	0.02
Total from investment operations	0.33	0.23

Less Distributions:
From net investment income	(0.28)	(0.28)
Total distributions	(0.28)	(0.28)

Net asset value, end of period	$10.05	$10.00

Total return[3]	3.32%[6]	2.34%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,652	$33,388

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered [4,5]	0.66%[7]	0.62%[7]
After fees waived and expenses absorbed/recovered [4,5]	0.66%[7]	0.62%[7]

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered [2]	5.94%[7]	6.27%[7]
After fees waived and expenses absorbed/recovered [2]	5.94%[7]	6.27%[7]

Portfolio turnover rate	56%[6]	109%[6]

*	Class T commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.07% for the six months ended December 31, 2024, and 0.04% for the period ended June 30, 2024.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.88	$19.73	$19.68	$20.06	$20.01	$20.05
Income from Investment Operations:
Net investment income (loss)[1]	0.55	1.09	0.76	0.10	0.12	0.39
Net realized and unrealized gain (loss)	0.02	0.11	(0.09)	(0.35)	0.05	(0.01)
Total from investment operations	0.57	1.20	0.67	(0.25)	0.17	0.38
Less Distributions:
From net investment income	(0.56)	(1.05)	(0.62)	(0.13)	(0.12)	(0.42)
From net realized gains	(0.02)	-	-	-	-	-
Total distributions	(0.58)	(1.05)	(0.62)	(0.13)	(0.12)	(0.42)

Net asset value, end of period	$19.87	$19.88	$19.73	$19.68	$20.06	$20.01

Total return[2]	2.87%[4]	6.19%[6]	3.48%	(1.23)%	0.87%	1.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,893	$86,127	$80,915	$42,773	$71,362	$40,687

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5,6]	0.74%[3]	0.59%	0.70%	0.76%	0.67%	0.82%
After fees waived and expenses absorbed[5,6]	0.51%[3]	0.50%	0.52%	0.53%	0.51%	0.50%

Ratio of net investment income (loss) to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	5.25%[3]	5.40%	3.67%	0.28%	0.44%	1.65%
After fees waived and expenses absorbed	5.48%[3]	5.49%	3.85%	0.51%	0.60%	1.97%

Portfolio turnover rate	36%[4]	123%	107%	112%	117%	100%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a
[3]	Annualized.
[4]	Not annualized.
[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended December 31, 2024, 0.00%, 0.02%, 0.03%, 0.01%, and 0.00% for the fiscal years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.
[6]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Income Plus Fund commenced operations on February 28, 2014. Effective February 27, 2024, the Fund’s outstanding shares were redesignated as Class I shares. Class T commenced operations on February 29, 2024. Class T shares are available for investment only by clients of the financial intermediaries, institutional investors, and a limited number of other investors approved by the Advisor. Prior to February 28, 2014, the Fund’s only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Funds bear risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Funds is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Funds deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund’s return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(k) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75%, 0.60% and 0.50% of the Income Plus Fund Class I shares, Income Plus Fund Class T shares and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until October 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

For the six months ended December 31, 2024, the Advisor waived advisory fees totaling $66,581 for the Ultra-Short Duration Investment Grade Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than dates stated below:

Ultra-Short Duration Investment Grade Fund

June 30, 2025	$134,708
June 30, 2026	112,254
June 30, 2027	67,647
June 30, 2028	66,581
Total	$381,190

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2024, are reported on the Statement of Operations.

The Funds have a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended December 31, 2024, no credits were earned to reduce total fees.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$944,599,231	$46,374,357

Gross unrealized appreciation	$5,790,526	$133,158
Gross unrealized depreciation	(10,205,013)	(139,452)
Net unrealized appreciation (depreciation) on investments	$(4,414,487)	$(6,294)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$409,764	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	409,764	-

Accumulated capital and other losses	(16,433,929)	(108,806)
Unrealized appreciation/(depreciation) on investments and securities sold short	(4,058,324)	(5,638)
Unrealized appreciation/(depreciation) on foreign currency translations, forwards, futures and swaps	(1,772)	-
Unrealized deferred compensation	(27,793)	(14,580)
Total accumulated earnings (deficit)	$(20,112,054)	$(129,024)

The tax character of the distribution paid during the fiscal years ended June 30, 2024 and June 30, 2023, were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	2024	2023	2024	2023
Ordinary income	$51,160,166	$42,994,012	$4,010,790	$2,254,913
Net long-term capital gains	-		-	-
Total taxable distributions	51,160,166	42,994,012	4,010,790	2,254,913
Total distributions paid	$51,160,166	$42,994,012	$4,010,790	$2,254,913

At June 30, 2024, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$-	$16,433,929	$16,433,929
Ultra-Short Duration Investment Grade Fund	-	108,806	108,806

Note 5 – Investment Transactions

For the six months ended December 31, 2024, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, forward contracts and swap contracts were $419,123,022 and $455,316,239, respectively. Securities sold short and short securities covered were $24,444,298 and $21,919,348, respectively, for the same period.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

For the six months ended December 31, 2024, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $17,454,641 and $41,709,442, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributable to Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class T shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Funds’ assets carried at fair value:

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Income Plus Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$56,277,282	$-	$56,277,282
Bonds
Asset-Backed Securities	-	466,231,473	4,000,000	470,231,473
Commercial Mortgage-Backed Securities	-	22,923,959	-	22,923,959
Corporate*	-	199,497,839	-	199,497,839
U.S. Government	-	160,600,714	-	160,600,714
Short-Term Investments	33,114,440	-	-	33,114,440
Total Investments	$33,114,440	$905,531,267	$4,000,000	$942,645,707

Other Financial Instruments**
Forward Contracts	-	815,955	-	815,955
Future Contracts	25,000	-	-	25,000
Total Assets	$33,139,440	$906,347,222	$4,000,000	$943,486,662

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$2,460,963	$-	$2,460,963
Total Securities Sold Short	$-	$2,460,963	$-	$2,460,963

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$1,434,324	$-	$1,434,324
Bonds
Asset-Backed Securities	-	28,743,606	-	28,743,606
Commercial Mortgage-Backed
Securities	-	626,331	-	626,331
Corporate*	-	6,774,209	-	6,774,209
U.S. Government	-	7,081,289	-	7,081,289
Short-Term Investments	1,708,304	-	-	1,708,304
Total Assets	$1,708,304	$44,659,759	$-	$46,368,063

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

**	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

***	The Fund did not hold any level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Income Plus Fund	Asset-Backed Securities
Balance as of June 30, 2024	$3,000,000
Transfers into Level 3	-
Transfers out of Level 3	(3,020,149)
Total gains or losses for the period
Included in earnings (or changes in net assets)	20,149
Net purchases	4,000,000
Net sales	-
Balance as of December 31, 2024	$4,000,000

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

Income Plus Fund

Asset Class	Fair Value at 12/31/2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Asset-Backed Securities	$4,000,000	Market Approach	Precedent Transaction	$100.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2024 by risk category are as follows:

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$818,392	$-	$818,392
Unrealized appreciation on open futures contracts*	-	-	-	25,000	25,000
	$-	$-	$818,392	$25,000	$843,392

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$-	$-	$2,437	$-	$2,437
	$-	$-	$2,437	$-	$2,437

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2024 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$(16,419)	$(16,419)
Forward contracts	-	-	358,841	-	358,841
	$-	$-	$358,841	$(16,419)	$342,422

Income Plus Fund Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$-	$70,469	$70,469
Forward contracts	-	-	683,511	-	683,511
	$-	$-	$683,511	$70,469	$753,980

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2024 are as follows:

Income Plus Fund

Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(4,901,219)
Forward contracts	Foreign exchange contracts	Notional amount	(26,093,421)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold swap contracts at December 31, 2024.

Note 11 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2024, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund had no unfunded loan commitments outstanding.

Note 12 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended December 31, 2024 are disclosed in the Statement of Operations. During the six months ended December 31, 2024, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund did not borrow under the line of credit.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Note 14 - New Accounting Pronouncements and Regulatory Updates

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023 -07, and each Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 15 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

Effective February 3, 2025, each Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, unit investment trusts and ETFs, to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. Each Fund’s investment in other investment companies may include investments in other funds managed by the Advisor. The Advisor will waive its management fees with respect to the portion of the applicable Fund’s assets invested in other funds managed by the Advisor.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on September 17–18, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Advisor”) with respect to the Palmer Square Income Plus Fund (the “Income Plus Fund”) and the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Ultra-Short Fund” and together with the Income Plus Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended June 30, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Income Plus Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the Peer Group and Ultrashort Bond Fund Universe median returns, and the Bloomberg U.S. 1-3 Year Corporate Bond Index returns.

●	The Ultra-Short Fund’s total return for the one-year period was above the Ultrashort Bond Fund Universe median return and the ICE BofA 3-Month U.S. Treasury Bill Index (the “ICE BofA Index”) return, but below the Peer Group median return by 0.12%. The Fund’s annualized total return for the five-year period was above the ICE BofA Index return, but below the Fund Universe and Peer Group median returns by 0.10% and 0.34%, respectively. For the three-year period, the Fund’s annualized total return was below the Fund Universe and Peer Group median returns and the ICE BofA Index return by 0.14%, 0.24%, and 0.26%, respectively. The Trustees considered the Advisor’s assertion that for the three- and five-year periods, the Fund’s underperformance was due in part to the Fund’s lower duration relative to the funds in the Peer Group, as well as a negative return in 2022 that was driven by the broad-based widening of credit spreads.

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, the commitment of the Advisor to the maintenance and growth of each Fund’s assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Income Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Ultrashort Bond Fund Universe medians by 0.24%. The Trustees noted the Advisor’s belief that from a risk and flexibility perspective, the Fund falls between the Fund Universe and the Non-Traditional Bond category, and that as a result, the Fund’s advisory fee is higher than many of the funds in the Fund Universe, but lower than many of the funds in the Non-Traditional Bond category. The Trustees considered that the Fund’s advisory fee was higher than the fees that the Advisor charges to manage a private fund and a collective investment trust using the same strategy as the Fund, but within the range of fees that the Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s other clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.35%. The Trustees noted the Advisor’s explanation that the Fund had fully reimbursed previously waived expenses and that the Fund’s net expense ratio had begun to decline. The Trustees also considered the Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels.

●	The Ultra-Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Ultrashort Bond Fund Universe medians. The Trustees noted that the Fund’s advisory fee was lower than the fee that the Advisor will charge to manage a collective investment trust using the same strategy as the Fund, the same as the fee that the Advisor charges to manage a private fund using the same strategy as the Fund, and within the range of fees that the Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s other clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.16% and 0.17%, respectively. The Trustees noted the Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels. The Trustees also observed that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the Ultra-Short Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/7/2025